Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 21,397	$ 36,071	$ 26,210
Percent of Total, Trading container sales proceeds	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 58,734	$ 19,568	$ 4,758
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 7,714	$ 18,593	$ 18,321
Percent of Total, Trading container sales proceeds	67.30%	67.00%	70.40%
Percent of Total, Gain on sale of containers, net	36.00%	51.50%	69.90%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 39,519	$ 13,117	$ 3,349
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 5,577	$ 9,622	$ 2,994
Percent of Total, Trading container sales proceeds	10.90%	17.80%	12.50%
Percent of Total, Gain on sale of containers, net	26.10%	26.70%	11.40%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 6,411	$ 3,487	$ 593
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 6,809	$ 7,043	$ 5,002
Percent of Total, Trading container sales proceeds	21.80%	14.80%	17.20%
Percent of Total, Gain on sale of containers, net	31.80%	19.50%	19.10%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 12,788	$ 2,893	$ 816
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Gain on sale of containers, net	0.00%
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 1,297	$ 813	$ (107)
Percent of Total, Trading container sales proceeds	0.00%	0.40%	0.00%
Percent of Total, Gain on sale of containers, net	6.10%	2.30%	(0.40%)
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 16	$ 71